Financial risk management (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Disclosure Details Of Expected Credit Loss On Trade Receivables And Contract Assets
Management has assessed that, on the basis of lifetime expected credit loss approach, the expected credit loss % for trade receivables and contract assets with different groupings based on shared credit risk characteristics as follows:

	Within 2 months	Between 2 months to 1 year	Between 1 to 2 years	Between 2 to 3 years	After 3 years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As at December 31, 2019
Expected loss rate	1%	1%	20%	60%	100%
Trade receivables and contract assets, gross	40,834	39,837	5,484	1,300	556	88,011
Loss allowance	392	398	1,107	781	556	3,234

	Within 6 months	Between 6 months to 1 year	Between 1 to 2 years	Between 2 to 3 years	After 3 years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As at December 31, 2020
Expected loss rate	5%	11%	20%	65%	100%
Trade receivables and contract assets, gross	118,104	41,047	21,304	1,562	83	182,100
Loss allowance	6,304	4,692	4,300	1,017	83	16,396

Disclosure of maturity analysis for non-derivative financial liabilities
The amounts disclosed in the table are the contractual undiscounted cash flows except for financial instruments with preferred rights, which are presented on a fair value basis.

	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As at December 31, 2019

Financial instruments with preferred rights	—	2,106,334	—	—	2,106,334
Borrowings	21,009	3,293	607	—	24,909
Lease liabilities	16,788	13,308	19,439	—	49,535
Trade payables	49,955	—	—	—	49,955
Other payables	79,923	—	—	—	79,923
Amounts due to a related party	34	—	—	—	34

Total	167,709	2,122,935	20,046	—	2,310,690

As at December 31, 2020

Borrowings	60,689	5,779	—	—	66,468
Lease liabilities	19,094	16,833	28,705	3,004	67,636
Trade payables	34,071	—	—	—	34,071
Other payables	56,206	—	—	—	56,206
Amounts due to a related party	24	—	—	—	24

Total	170,084	22,612	28,705	3,004	224,405

Disclosure of Financial Assets And Liabilities At Fair Value

		Level 1	Level 2	Level 3	Total
	Notes	RMB’000	RMB’000	RMB’000	RMB’000
As at December 31, 2019

Assets
Financial assets at fair value through profit or loss
- wealth management products	21(ii)	—	—	122,224	122,224

Liabilities
Financial instruments with preferred rights	30	—	—	2,106,334	2,106,334

As at December 31, 2020

Assets
Financial assets at fair value through profit or loss
- other investment	21(i)	—	—	19,609	19,609
- wealth management products	21(ii)	—	—	130,002	130,002
- equity security	21(iii)	10,292	—	—	10,292

Derivative financial instruments - foreign currency forwards	22	—	196	—	196

Total		10,292	196	149,611	160,099

Disclosure of Changes In Fair Value Of Financial Assets Based On Significant Unobservable Inputs
The following table presents the movements in level 3 instruments for the reported periods, except for those of financial instruments with preferred rights which are presented in Note 30.

	Year ended December 31,
	2018 RMB’000	2019 RMB’000	2020 RMB’000
Wealth management products
Opening balance	252,915	38,597	122,224
Additions	895,140	479,100	1,628,558
Settlements	(1,116,604)	(396,420)	(1,625,106)
Investment income credited to profit or loss (Note 9)	7,146	947	4,652
Exchange differences	—	—	(326)

Closing balance	38,597	122,224	130,002

Other investment
Opening balance	—	—	—
Additions	—	—	19,000
Fair value change recognized in profit or loss (Note 9)	—	—	609

Closing balance	—	—	19,609